Acquisitions, Dispositions, and Deconsolidations (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Schedule of Purchase Price Allocation
The allocation of the fair value of consideration transferred among the identified assets acquired, liabilities assumed, intangibles and residual goodwill were as follows (in millions):

Other invested assets	$0.9
Cash and cash equivalents	8.6
Accounts receivable	28.8
Property, plant and equipment	15.4
Goodwill	50.7
Intangibles	44.1
Other assets	18.9
Total assets acquired	167.4
Accounts payable and other current liabilities	(23.7)
Other liabilities	(3.9)
Total liabilities assumed	(27.6)
Total net assets acquired	$139.8
The allocation of the fair value of consideration transferred among the identified assets acquired, liabilities assumed and bargain purchase gain are summarized as follows (in millions):

Fixed maturity securities, available-for-sale at fair value	$1,575.4
Equity securities	0.3
Mortgage loans	0.9
Policy loans	2.9
Cash and cash equivalents	806.6
Recoverable from reinsurers	902.5
Other assets	28.2
Total assets acquired	3,316.8
Life, accident and health reserves	(2,931.3)
Annuity reserves	(11.3)
Value of business acquired	(214.4)
Accounts payable and other current liabilities	(6.5)
Deferred tax liability	(25.3)
Other liabilities	(11.5)
Total liabilities assumed	(3,200.3)
Total net assets acquired	116.5
Total fair value of consideration	—
Gain on bargain purchase	$116.5

Business Acquisition, Pro Forma Information
The following schedule presents unaudited consolidated pro forma results of operations data as if the acquisition of KMG had occurred on January 1, 2018. This information does not purport to be indicative of the actual results that would have occurred if the acquisitions had actually been completed on the date indicated, nor is it necessarily indicative of the future operating results or the financial position of the combined company (in millions):

Year Ended December 31, 2018
Net revenue	$1,912.1
Net income from operations	$249.7
Net income attributable to HC2 Holdings, Inc.	$203.1